Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,709,000
Previously Paid Amount	0.00
Total Fee Amount	650.31
Total Offset Amount	0.00
Net Fee	650.31
Narrative - Max Aggregate Offering Price	$ 4,709,000
Final Prospectus	true